Farm Bureau Financial Services
5400 University Avenue
West Des Moines, IA 50266

VIA EDGAR

March 6, 2006


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re:  Modern Woodmen of America
     Variable Account
     File No 333-69446 and 811-10497
     Series/Contract # S000007286/C000020021

Commissioners:

On behalf of Modern Woodmen of America Variable Account (the "Account"), we are transmitting for filing under the Investment Company Act of 1940 (the "Act"), electronic copies of the cover letters forwarded to variable contract owners with the most recent annual report for the funds available under the variable contracts. Pursuant to Rule 0-4 under the Act, incorporated herein by reference is the most recent annual report for the following funds:
     American Century Investments
     Dreyfus Variable Investment Fund
     EquiTrust Variable Insurance Series Fund
     Fidelity Variable Insurance Products Fund
     JPMorgan Fleming Asset Management
     Summit Investment Partners
     T. Rowe Price

If you have any questions about this filing, please contact the undersigned at 515-226-6802.

Sincerely,

/s/ Rebecca L. Howe

Rebecca L. Howe
Compliance Assistant II